Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

Note 4 – Inventory

As of March 31, 2022 and December 31, 2021, inventory consisted of the following:

	As of	As of
	March 31,	December 31,
	2022	2021
Raw materials	$4,883,127	$2,188,284
Work in process	2,596,430	2,128,894
Finished goods	5,767,135	2,898,803
Total Inventory	$13,246,692	$7,215,981

Note 4 - Inventory

As of December 31, 2021 and 2020 inventory consisted of the following:

	As of	As of
	December 31,	December 31,
	2021	2020
Raw materials	$2,188,284	$1,068,259
Work in process	2,128,894	190,610
Finished goods	2,898,803	2,114,164
Total Inventory	$7,215,981	$3,373,033

As of December 31, 2021 and 2020, the reserve for slow moving and obsolete inventory was $170,482 and $444,485, respectively.